Appendix 3 Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Investments Accounted for Using the Equity Method

This appendix is an integral part of Note 12. Investments accounted for using the equity method .

Taxpayer	Company	Functional	Ownership Interest as of 12-31-2017			Ownership Interest as of 12-31-2016
ID No.	(in alphabetical order)	currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (1)	Chilean peso	51.00%	0.00%	51.00%	51.00%	0.00%	51.00%	Joint venture	Chile	Hydroelectric plant development and operation
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (2)	U.S. dollar	0.00%	50.00%	50.00%	0.00%	50.00%	50.00%	Joint venture	Chile	Electric energy transportation and distribution
96.806.130-5	Electrogas S.A. (4)	U.S. dollar	0.00%	0.00%	0.00%	42.50%	0.00%	42.50%	Associate	Chile	Portfolio company
76.418.940-K	GNL Chile. S.A. (3)	U.S. dollar	33.33%	0.00%	33.33%	33.33%	0.00%	33.33%	Associate	Chile	Promotion of liquefied natural gas supply project
76.788.080-4	GNL Quintero S.A. (5)	U.S. dollar	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	Associate	Chile	Development, design and supply of liquid natural gas degasifying terminal
Foreign	Southern Cone Power Argentina S.A.(6)	Argentine peso	0.00%	0.00%	0.00%	2.00%	0.00%	2.00%	Associate	Argentina	Portfolio company
Foreign	Enel Argentina S.A. (ex - Endesa Argentina S.A.) (6)	Argentine peso	0.00%	0.12%	0.12%	0.00%	0.12%	0.12%	Associate	Argentina	Portfolio company

(1) See Note 5.1.

(2) See Note 12.3.

(3) See Note 12.2.

(4) See Note 5.1.

(5) See Note 12.1.b.

(6) The company ceased to be a subsidiary in 2016 and became an investment in associate. Significant influence is exercised through Enel Generación Chile’s control.